Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses And Other Current Assets
Insurance		$ 940,588	$ 38,384
Marketing and advertising		195,876	153,181
Vendor deposits		927,108	121,318
Other		191,967	216,347
Prepaid expenses and other current assets	$ 1,689,297	$ 2,255,539	$ 529,230